Summary of significant accounting policies - Reconciliation of operating lease liabilities under IAS 17 and lease liabilities recognized at date of initial application of IFRS 16 (Details) - CAD ($)
$ in Thousands
	Sep. 30, 2020	Oct. 01, 2019	Sep. 30, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Operating lease commitments as at September 30, 2019			$ 847,502
Discounted using the weighted average incremental borrowing rate as at October 1, 2019			(96,638)
Finance lease obligations presented as at September 30, 2019			30,339
Termination options reasonably certain to be exercised			(22,748)
Extension options reasonably certain to be exercised			153,070
Lease liabilities recognized as at October 1, 2019		$ 911,525
Current portion of lease liabilities	$ 178,720	172,402	0
Long-term lease liabilities	$ 697,650	$ 739,123	$ 0